Balance Sheet Components (Other Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid and other current assets
Matching loans due from a related party		$ 33,170	$ 33,665
Prepaid taxes		25,698	17,183
Prepaid revenue-sharing costs		7,865	12,400
Prepaid content and license costs	[1]	6,531	5,964
Prepaid professional fees		2,112	1,970
Prepaid rental deposits		1,121	1,126
Employee advances		507	534
Prepaid advertising and promotion expenses		331	645
Interest receivable from bank deposits with original maturities of three months or less		297	447
Prepaid office rent and facilities expenses		133	290
Receivables from third party payment platforms		0	1,144
Others		5,810	6,603
Prepaid and other current assets		83,575	81,971
Other short-term liabilities
Matching loans due to a related party (See Note 9)		34,123	34,123
Share-based awards in Changyou (See Note 18)		26,772	27,831
Deposits from customers		5,917	10,187
Lease liabilities		1,723	1,187
Contract deposits from advertisers		1,564	1,743
Consideration payable for equity investments		685	695
Others		5,538	5,716
Other short-term liabilities		76,322	81,482
Receipts in advance and deferred revenue
Total receipts in advance		7,359	10,524
Deferred revenue		43,648	40,305
Receipts in advance and deferred revenue		51,007	50,829
Brand advertising business [Member]
Receipts in advance and deferred revenue
Total receipts in advance		1,995	2,527
Online game business [Member]
Receipts in advance and deferred revenue
Total receipts in advance		3,074	3,050
Other business [Member]
Receipts in advance and deferred revenue
Total receipts in advance		$ 2,290	$ 4,947

[1]	Changyou recognized impairment losses of $0.9 million and $5.8 million for prepaid and other current assets related to content and game licenses for 2024 and 2023, respectively.